Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted
			Average
	As of December 31,		Amortization
	2014	2015	Periods
	$	$	In years
Intangible assets not subject to amortization are comprised of the following:
Trademark	781,085	736,029

Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	8.75
License agreements with SINA	80,660,000	80,660,000	8.75
Exclusive rights with Baidu	45,151,494	54,096,827	—
Computer software licenses	9,534,433	14,733,911	7.17
Customer relationship	12,084,676	11,827,601	4.37
Database license	8,300,000	8,300,000	2.25
Favorable lease term	9,541,891	9,541,891	16.03
Non-compete agreements	3,415,152	3,326,771	0.25
Customer contracts	1,054,964	1,009,216	3.94
Domain name	229,709	222,026	3.88

	276,762,319	290,508,243	8.89
Less: Accumulated amortization
Advertising agency agreement	(51,286,533)	(57,341,457)
License agreements with SINA	(39,377,764)	(43,881,281)
Exclusive rights with Baidu	(43,034,803)	(54,096,827)
Computer software licenses	(4,784,950)	(5,858,041)
Customer relationship	(8,086,039)	(9,101,229)
Database license	(5,126,472)	(6,102,942)
Favorable lease term	(1,167,905)	(1,698,374)
Non-compete agreements	(3,349,230)	(3,303,820)
Customer contracts	(871,174)	(865,459)
Domain name	(77,863)	(111,942)

Intangible assets subject to amortization, net	119,599,586	108,146,871

Total intangible assets, net	120,380,671	108,882,900